Consolidated Schedule of Investments (unaudited) January 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.1%

Argentina — 0.0%
YPF SA, ADR	20	$188

Austria — 0.1%
Erste Group Bank AG(a)	169	6,205

Belgium — 0.1%
KBC Group NV	123	9,025

Brazil — 0.8%
Azul SA — ADR(a)	1,077	44,696

Canada — 0.9%
Enbridge, Inc.	1,305	53,062

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	105	1,871

China — 4.9%
Aier Eye Hospital Group Co. Ltd., Class A	500	2,816
Alibaba Group Holding Ltd.(a)	600	15,482
Alibaba Group Holding Ltd. — ADR(a)	256	52,887
Alibaba Health Information Technology Ltd.(a)	2,000	2,786
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	4,283
Autobio Diagnostics Co. Ltd., Class A	200	3,220
Brilliance China Automotive Holdings Ltd.	2,000	1,773
China International Travel Service Corp. Ltd., Class A	200	2,281
China Merchants Bank Co. Ltd., Class H	500	2,411
China Overseas Land & Investment Ltd.	2,000	6,429
Foshan Haitian Flavouring & Food Co. Ltd., Class A	100	1,505
Glodon Co. Ltd., Class A	500	2,735
Great Wall Motor Co. Ltd., Class A	1,400	1,625
Gree Electric Appliances, Inc. of Zhuhai, Class A(a)	200	1,768
Guangzhou Automobile Group Co. Ltd., Class A	1,000	1,526
Guangzhou Automobile Group Co. Ltd., Class H	2,000	2,004
Guangzhou Baiyun International Airport Co. Ltd., Class A	900	1,932
Haidilao International Holding Ltd.(b)	1,000	3,863
Han’s Laser Technology Industry Group Co. Ltd., Class A	500	2,960
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,700	8,419
Hangzhou Robam Appliances Co. Ltd., Class A	400	1,826
Hangzhou Tigermed Consulting Co. Ltd., Class A	300	3,090
Hengan International Group Co. Ltd.	500	3,642

Security	Shares	Value

China (continued)
Huazhu Group Ltd., ADR	132	$4,554
Hundsun Technologies, Inc., Class A	200	2,424
Industrial & Commercial Bank of China Ltd., Class H	4,000	2,655
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	500	2,129
Inspur Electronic Information Industry Co. Ltd., Class A	700	3,258
Jiangsu Hengrui Medicine Co. Ltd., Class A	100	1,232
Kingdee International Software Group Co. Ltd.	5,000	5,339
Kingsoft Corp. Ltd.(a)	1,000	3,022
Laobaixing Pharmacy Chain JSC, Class A	200	2,066
Lenovo Group Ltd.	4,000	2,610
Li Ning Co. Ltd.	500	1,460
Meituan Dianping, Class B(a)	200	2,532
NetEase, Inc. — ADR	9	2,887
New Oriental Education & Technology Group, Inc. — ADR(a)	18	2,188
Ping An Insurance Group Co. of China Ltd., Class A	200	2,270
Qingdao Haier Co. Ltd., Class A	700	1,811
Shanghai International Airport Co. Ltd., Class A	200	1,932
Shanghai Jahwa United Co. Ltd., Class A	470	1,881
Shenzhen Inovance Technology Co. Ltd.	700	2,867
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	2,612
TAL Education Group — ADR(a)	116	5,788
Tencent Holdings Ltd.	1,400	66,766
Trip.com Group Ltd., ADR(a)	173	5,558
Venustech Group, Inc., Class A	500	2,722
Want Want China Holdings Ltd.	5,000	4,127
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	200	2,858
WuXi AppTec Co. Ltd., Class A	200	2,689
Wuxi Biologics Cayman, Inc.(a)(b)	500	6,324
Yifeng Pharmacy Chain Co. Ltd., Class A	200	2,350
Yonyou Network Technology Co. Ltd., Class A	500	2,234
Yum China Holdings, Inc.	96	4,135

		288,543

Czech Republic — 0.1%
CEZ AS	141	3,088

Finland — 0.3%
Neste OYJ	386	15,360

France — 3.7%
BNP Paribas SA	164	8,703

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Credit Agricole SA	550	$7,431
Danone SA	856	68,501
Dassault Aviation SA	9	10,960
EssilorLuxottica SA	68	10,068
Safran SA	292	47,081
Sanofi	458	44,169
Societe Generale SA	243	7,863
Sodexo SA	122	12,774

		217,550

Germany — 2.7%
Fresenius SE & Co. KGaA	389	19,862
Infineon Technologies AG	992	21,311
Knorr-Bremse AG	321	35,070
Siemens AG, Registered Shares	668	82,390

		158,633

Hong Kong — 1.2%
AIA Group Ltd.	800	7,927
CK Infrastructure Holdings Ltd.	500	3,488
CLP Holdings Ltd.	500	5,200
Hang Lung Properties Ltd.	2,000	4,178
HKT Trust & HKT Ltd.(c)	2,000	2,985
Jardine Matheson Holdings Ltd.	83	4,627
Link REIT	500	5,056
Sun Hung Kai Properties Ltd.	2,500	34,826

		68,287

Indonesia — 0.1%
Bank Central Asia Tbk PT	2,200	5,199

Italy — 2.6%
Enel SpA	7,786	67,865
Intesa Sanpaolo SpA	2,349	5,834
RAI Way SpA(b)	2,020	13,173
UniCredit SpA	4,796	64,061

		150,933

Japan — 5.7%
Ajinomoto Co., Inc.	1,700	27,999
Alfresa Holdings Corp.	100	2,009
Astellas Pharma, Inc.	1,500	26,505
Canon Marketing Japan, Inc.	100	2,383
Denso Corp.	100	4,102
East Japan Railway Co.	400	35,221
Hoya Corp.	300	28,712
Japan Airlines Co. Ltd.	1,500	42,196
Japan Aviation Electronics Industry Ltd.	100	1,773
Kamigumi Co. Ltd.	100	2,137
Kinden Corp.	400	6,816
Mabuchi Motor Co. Ltd.	100	3,644
Maeda Road Construction Co. Ltd.	100	3,380
Medipal Holdings Corp.	100	2,119
Murata Manufacturing Co. Ltd.	400	22,646
Nippo Corp.	100	2,453

Security	Shares	Value

Japan (continued)
Okumura Corp.	100	$2,644
Seino Holdings Co Ltd.	100	1,278
Shin-Etsu Chemical Co. Ltd.	300	34,309
Stanley Electric Co. Ltd.	100	2,575
Subaru Corp.	900	22,511
Suzuki Motor Corp.	700	32,029
Toagosei Co. Ltd.	300	3,354
Toda Corp.	500	3,207
Tokyo Steel Manufacturing Co. Ltd.	400	2,997
Toyota Industries Corp.	200	10,817
TV Asahi Holdings Corp.	100	1,907
Yamato Kogyo Co. Ltd.	100	2,423

		334,146

Netherlands — 3.2%
ABN AMRO Group NV CVA(b)	1,525	26,544
Adyen NV(a)(b)	8	7,351
ASML Holding NV	108	30,309
ING Groep NV	4,270	46,360
Koninklijke Philips NV	1,284	58,804
NXP Semiconductors NV	162	20,551

		189,919

Portugal — 0.1%
Jeronimo Martins SGPS SA	197	3,390

Singapore — 0.9%
CapitaLand Ltd.	14,600	38,474
ComfortDelGro Corp. Ltd.	1,900	3,005
DBS Group Holdings Ltd.	100	1,842
Singapore Telecommunications Ltd.	1,300	3,128
United Overseas Bank Ltd.	400	7,461

		53,910

South Korea — 0.3%
Kakao Corp.	22	2,900
KT&G Corp.	16	1,271
LG Chem Ltd.	13	3,625
NCSoft Corp.	9	4,768
POSCO	18	3,261
S-Oil Corp.	18	1,133
Woongjin Coway Co. Ltd.	34	2,505

		19,463

Spain — 0.5%
Cellnex Telecom SA(b)	605	30,090

Switzerland — 2.0%
Nestle SA, Registered Shares	499	55,036
Roche Holding AG	186	62,397

		117,433

Taiwan — 2.0%
Cathay Financial Holding Co. Ltd.	2,000	2,677
Chunghwa Telecom Co. Ltd.	1,000	3,573

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	1,000	$2,265
Formosa Chemicals & Fibre Corp.	1,000	2,791
Formosa Petrochemical Corp.	1,000	2,957
Formosa Plastics Corp.	1,000	3,071
Fubon Financial Holding Co. Ltd.	3,000	4,449
Hon Hai Precision Industry Co. Ltd.	2,000	5,438
Nan Ya Plastics Corp.	1,000	2,292
Taiwan Mobile Co. Ltd.	1,000	3,542
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	82,513
Uni-President Enterprises Corp.	2,000	4,765

		120,333

Thailand — 0.3%
Advanced Info Service PCL, Foreign Registered Shares	700	4,527
Intouch Holdings PCL, Class F	2,100	3,493
PTT Global Chemical PCL, Foreign Registered Shares	1,800	2,830
Siam Cement PCL, Foreign Registered Shares	200	2,286
Thai Beverage PCL	2,400	1,393
Thai Oil PCL, Foreign Registered Shares — NVDR	900	1,501

		16,030

United Arab Emirates — 0.1%
NMC Health PLC	504	8,571

United Kingdom — 2.6%
Aptiv PLC	64	5,426
AstraZeneca PLC	214	20,935
HSBC Holdings PLC	4,030	29,299
Unilever NV	355	20,715
Unilever PLC	32	1,916
Vodafone Group PLC	38,921	76,469

		154,760

United States — 59.9%
Abbott Laboratories	151	13,158
Accenture PLC, Class A	42	8,619
Adobe, Inc.(a)	60	21,068
Agilent Technologies, Inc.	460	37,978
Air Products & Chemicals, Inc.	280	66,839
Alphabet, Inc., Class A(a)	119	170,501
Amazon.com, Inc.(a)	82	164,715
Anthem, Inc.	295	78,258
Apple, Inc.	528	163,421
Applied Materials, Inc.	342	19,833
Autodesk, Inc.(a)	277	54,527
Bank of America Corp.	2,659	87,295
Becton Dickinson & Co.	214	58,889
Bristol-Myers Squibb Co.	672	42,302
Charles Schwab Corp.	505	23,003

Security	Shares	Value

United States (continued)
Charter Communications, Inc., Class A(a)	118	$61,060
Cisco Systems, Inc.	261	11,998
Citigroup, Inc.	548	40,777
Citrix Systems, Inc.	152	18,425
Colgate-Palmolive Co.	766	56,515
Comcast Corp., Class A	2,409	104,045
Crowdstrike Holdings, Inc., Class A(a)	37	2,260
D.R. Horton, Inc.	741	43,867
Dropbox, Inc., Class A(a)	907	15,437
DuPont de Nemours, Inc.	532	27,228
Emerson Electric Co.	925	66,258
Facebook, Inc., Class A(a)	299	60,371
Ferguson PLC	137	12,303
FleetCor Technologies, Inc.(a)	213	67,144
Fortinet, Inc.(a)	28	3,230
Gilead Sciences, Inc.	549	34,697
HCA Healthcare, Inc.	264	36,643
Home Depot, Inc.	214	48,813
International Flavors & Fragrances, Inc.	67	8,784
Intuit, Inc.	37	10,374
Johnson & Johnson	495	73,691
JPMorgan Chase & Co.	622	82,328
KraneShares CSI China Internet ETF	67	3,222
Lennar Corp., Class A	608	40,347
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	615	29,871
Lowe’s Cos., Inc.	290	33,710
LyondellBasell Industries NV, Class A	160	12,458
Marathon Petroleum Corp.	167	9,101
Marsh & McLennan Cos., Inc.	452	50,561
Marvell Technology Group Ltd.	308	7,404
Mastercard, Inc., Class A	171	54,026
McDonald’s Corp.	247	52,851
Merck & Co., Inc.	587	50,153
Micron Technology, Inc.(a)	193	10,246
Microsoft Corp.	1,062	180,784
Morgan Stanley	1,143	59,733
Motorola Solutions, Inc.	52	9,204
Newmont Corp.	313	14,104
NextEra Energy, Inc.	254	68,123
NVIDIA Corp.	115	27,189
Okta, Inc.(a)	17	2,177
ONEOK, Inc.	907	67,907
Oracle Corp.	288	15,106
Palo Alto Networks, Inc.(a)	19	4,461
PayPal Holdings, Inc.(a)	128	14,578
Peloton Interactive, Inc., Class A(a)	343	11,099
Pfizer, Inc.	1,294	48,189
PPG Industries, Inc.	399	47,816
Proofpoint, Inc.(a)	9	1,105
Raytheon Co.	358	79,097
Regions Financial Corp.	1,140	17,750
Royal Caribbean Cruises Ltd.	144	16,860

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
salesforce.com, Inc.(a)	318	$57,975
ServiceNow, Inc.(a)	67	22,661
Splunk, Inc.(a)	28	4,347
Starbucks Corp.	412	34,950
Target Corp.	202	22,369
Thermo Fisher Scientific, Inc.	113	35,390
TJX Cos., Inc.	649	38,317
Truist Financial Corp.	806	41,565
Uber Technologies, Inc.(a)	1,038	37,669
Union Pacific Corp.	281	50,417
United Technologies Corp.	429	64,436
UnitedHealth Group, Inc.	283	77,103
Vertex Pharmaceuticals, Inc.(a)	64	14,531
Visa, Inc., Class A	63	12,535
Walmart, Inc.	420	48,086
Williams Cos., Inc.	829	17,152
Xilinx, Inc.	160	13,517
Zscaler, Inc.(a)	18	1,010

		3,529,916

Total Common Stocks — 95.1% (Cost — $4,854,265)		5,600,601

Investment Companies — 0.2%

Equity Fund — 0.2%
iShares China Large-Cap ETF(e)	253	10,054

Total Investment Companies — 0.2% (Cost — $10,772)		10,054

Security	Shares	Value

Preferred Stocks — 0.6%

Brazil — 0.1%
Itau Unibanco Holding SA, Preference Shares, 0.00%	650	$4,981

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	308	31,325

Total Preferred Stocks — 0.6% (Cost — $36,663)		36,306

Total Long-Term Investments — 95.9% (Cost — $4,901,700)		5,646,961

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(d)(e)	305,544	305,544

Total Short-Term Securities — 5.2% (Cost — $305,544)		305,544

Options Purchased — 0.1% (Cost — $6,900)		4,695

Total Investments Before Options Written — 101.2% (Cost — $5,214,144)		5,957,200

Options Written — (0.1)% (Premiums Received — $5,605)		(4,187)

Total Investments, Net of Options Written — 101.1% (Cost — $5,208,539)		5,953,013

Liabilities in Excess of Other Assets — (1.1)%		(62,456)

Net Assets — 100.0%		$5,890,557

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Annualized 7-day yield as of period end.

Includes net capital gain distributions, if applicable.

(e)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund

Affiliated Persons and/or Related Parties	Shares Held at 10/31/19	Shares Purchase		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	254,910	50,634	(b)	—	305,544	$305,544	$983	$1	$—
iShares China Large-Cap ETF	—	253		—	253	10,054	199	—	(718)

						$315,598	$1,182	$1	$(718)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased(sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	3	02/27/20	$72	$(910)
FTSE 100 Index	1	03/20/20	95	(3,587)
S&P 500 E-Mini Index	2	03/20/20	322	2,791

				(1,706)

Short Contracts
MSCI Taiwan Index	3	02/26/20	132	111
HSCEI Index	1	02/27/20	66	2,277
KOSPI Index	1	03/12/20	60	(2,299)

				89

				$(1,617)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	70,000	USD	71,535	JPMorgan Chase Bank N.A.	02/03/20	$1,139
GBP	94,950	USD	122,764	JPMorgan Chase Bank N.A.	02/03/20	2,618
HKD	635,000	USD	81,757	BNP Paribas S.A.	02/03/20	3
JPY	6,859,000	USD	63,129	JPMorgan Chase Bank N.A.	02/03/20	172
USD	103,976	AUD	155,000	Morgan Stanley & Co. International PLC	02/03/20	218
USD	111,921	CAD	148,000	JPMorgan Chase Bank N.A.	02/03/20	88
USD	63,676	JPY	6,859,000	Bank of America N.A.	02/03/20	375
INR	4,815,000	USD	66,377	Barclays Bank PLC	02/14/20	814
JPY	18,426,432	USD	169,324	Bank of America N.A.	03/19/20	1,135
USD	143,592	EUR	128,000	Bank of America N.A.	03/27/20	1,180
USD	120,191	TWD	3,605,000	Deutsche Bank AG	03/27/20	1,211
CHF	70,000	USD	72,733	Morgan Stanley & Co. International PLC	05/07/20	410
GBP	95,000	USD	124,685	Citibank N.A.	05/07/20	1,073

						$10,436

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	155,000	USD	106,082	Bank of America N.A.	02/03/20	(2,325)
CAD	148,064	USD	113,458	Citibank N.A.	02/03/20	(1,576)
USD	72,263	CHF	70,000	Morgan Stanley & Co. International PLC	02/03/20	(412)
USD	124,373	GBP	95,000	Citibank N.A.	02/03/20	(1,074)
USD	81,005	HKD	635,000	JPMorgan Chase Bank N.A.	02/03/20	(755)
AUD	155,000	USD	104,179	Morgan Stanley & Co. International PLC	05/07/20	(236)
CAD	148,000	USD	111,924	JPMorgan Chase Bank N.A.	05/07/20	(94)
USD	81,647	HKD	635,000	BNP Paribas S.A.	05/07/20	(17)
USD	63,451	JPY	6,859,000	JPMorgan Chase Bank N.A.	05/07/20	(167)

						(6,656)

	Net unrealized appreciation					$3,780

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Agilent Technologies, Inc.	Nomura International Plc	160	02/21/20	USD	82.50	USD	13	$428
Alibaba Group Holding Ltd. — ADR	Societe Generale	63	02/21/20	USD	215.00	USD	13	257
Facebook, Inc., Class A	UBS AG	159	02/21/20	USD	208.00	USD	32	443
Lowe’s Cos., Inc.	Nomura International Plc	189	02/21/20	USD	123.00	USD	22	31
QUALCOMM, Inc.	Citibank N.A.	170	02/21/20	USD	90.00	USD	15	287
Walt Disney Co.	Citibank N.A.	118	02/21/20	USD	140.00	USD	16	437
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	44	03/20/20	USD	215.00	USD	9	287
Alphabet, Inc., Class C	JPMorgan Chase Bank N.A.	14	03/20/20	USD	1,450.00	USD	20	739
BP PLC — ADR	Credit Suisse International	503	03/20/20	USD	40.00	USD	18	29
Emerson Electric Co.	Citibank N.A.	379	03/20/20	USD	78.00	USD	27	223
Home Depot, Inc.	Nomura International Plc	104	03/20/20	USD	225.00	USD	24	965
McDonald’s Corp.	Nomura International Plc	51	03/20/20	USD	211.00	USD	11	318
Lowe’s Cos., Inc.	Nomura International Plc	113	04/17/20	USD	125.00	USD	13	251

								$4,695

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Agilent Technologies, Inc.	Nomura International Plc	160	02/21/20	USD	88.50	USD	13	$(95)
Alibaba Group Holding Ltd. — ADR	Societe Generale	63	02/21/20	USD	235.00	USD	13	(43)
Facebook, Inc., Class A	UBS AG	159	02/21/20	USD	223.00	USD	32	(68)
Lowe’s Cos., Inc.	Nomura International Plc	189	02/21/20	USD	130.00	USD	22	(1)
QUALCOMM, Inc.	Citibank N.A.	170	02/21/20	USD	100.00	USD	15	(50)

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	44	03/20/20	USD	235.00	USD	9	$(78)
BP PLC — ADR	Credit Suisse International	503	03/20/20	USD	43.00	USD	18	(4)
Bristol-Myers Squibb Co.	Nomura International Plc	90	03/20/20	USD	65.00	USD	6	(126)
Emerson Electric Co.	Citibank N.A.	379	03/20/20	USD	88.00	USD	27	—
Home Depot, Inc.	Nomura International Plc	104	03/20/20	USD	240.00	USD	24	(312)
McDonald’s Corp.	Nomura International Plc	102	03/20/20	USD	216.00	USD	22	(342)
Apple, Inc.	UBS AG	46	04/17/20	USD	345.00	USD	14	(195)
Lowe’s Cos., Inc.	Nomura International Plc	113	04/17/20	USD	135.00	USD	13	(63)
Comcast Corp., Class A	Citibank N.A.	496	06/19/20	USD	40.00	USD	21	(2,207)

								(3,584)

Put
Agilent Technologies, Inc.	UBS AG	110	02/21/20	USD	77.50	USD	9	(98)
Lowe’s Cos., Inc.	Nomura International Plc	98	02/21/20	USD	112.00	USD	11	(105)
Walt Disney Co.	Citibank N.A.	118	02/21/20	USD	130.00	USD	16	(159)
Emerson Electric Co.	Citibank N.A.	190	03/20/20	USD	65.00	USD	14	(157)
Home Depot, Inc.	Nomura International Plc	52	03/20/20	USD	205.00	USD	12	(84)

								(603)

								$(4,187)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	JPMorgan Chase Bank N.A.	02/08/23	USD	(21,616)	$1,996	(b)	$(19,637)	(0.3)%

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-28 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

(b)	Amount includes $17 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of January 31, 2020 expiration date 02/08/2023:

	Shares	Value	% of Basket Value

Reference Entity — Short

United States
3M Co.	(64)	$(10,154)	51.7%
NetFlix, Inc.	(17)	(5,866)	29.9%

Shares		Value	% of Basket Value

United States (continued)
TUI AG	(353)	(3,617)	18.4

Total Reference Entity — Short		(19,637)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(19,637)

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Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$188	$—	$—	$188
Austria	—	6,205	—	6,205
Belgium	—	9,025	—	9,025
Brazil	44,696	—	—	44,696
Canada	53,062	—	—	53,062
Chile	1,871	—	—	1,871
China	93,479	195,064	—	288,543
Czech Republic	3,088	—	—	3,088
Finland	15,360	—	—	15,360
France	10,960	206,590	—	217,550
Germany	35,070	123,563	—	158,633
Hong Kong	—	68,287	—	68,287
Indonesia	—	5,199	—	5,199
Italy	—	150,933	—	150,933
Japan	—	334,146	—	334,146
Netherlands	20,551	169,368	—	189,919
Portugal	—	3,390	—	3,390
Singapore	—	53,910	—	53,910
South Korea	2,505	16,958	—	19,463
Spain	—	30,090	—	30,090
Switzerland	—	117,433	—	117,433
Taiwan	3,542	116,791	—	120,333

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Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Thailand	4,331	11,699	—	16,030
United Arab Emirates	—	8,571	—	8,571
United Kingdom	5,426	149,334	—	154,760
United States	3,517,613	12,303	—	3,529,916
Investment Companies	10,054	—	—	10,054
Options Purchased
Equity Contracts	287	4,408	—	4,695
Preferred Stocks(a)	4,981	31,325	—	36,306
Short-Term Securities	305,544	—	—	305,544

	$4,132,608	$1,824,592	$ —	$5,957,200

Derivative Financial Instruments(b)
Assets:
Equity contracts	$5,179	$—	$—	$5,179
Forward foreign currency contracts	—	10,436	—	10,436
Liabilities:
Equity contracts	(6,796)	(2,191)	—	(8,987)
Forward foreign currency contracts	—	(6,656)	—	(6,656)

	$(1,617)	$1,589	$—	$(28)

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

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